Share-based Compensation (Restricted Shares) (Details)	0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended
	Mar. 15, 2011	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 17, 2011 Ordinary Shares [Member] USD ($)	Mar. 17, 2011 Restricted Shares [Member] USD ($) employees	Dec. 31, 2014 Restricted Shares [Member] USD ($)	Dec. 31, 2014 Restricted Shares [Member] CNY	Dec. 31, 2013 Restricted Shares [Member] USD ($)	Dec. 31, 2013 Restricted Shares [Member] CNY	Dec. 31, 2012 Restricted Shares [Member] USD ($)	Dec. 31, 2012 Restricted Shares [Member] CNY	Mar. 17, 2011 Restricted Shares and Restricted Share Units [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options cancelled	18,778,200
Restricted shares, number of employees granted							22
Award vesting period (in years)								4 years	4 years
Incremental share-based compensation							$ 500,000
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation							2,200,000
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation, recognized immediately							200,000
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation, recognized during rest of vesting period of restricted share							2,000,000
Number of Shares
Number of Shares, Unvested, Beginning Balance								845,000	845,000	4,759,780	4,759,780	9,711,830	9,711,830
Number of Shares, Granted							19,008,200	0	0	0	0	0	0
Number of Shares, Vested								(676,250)	(676,250)	(2,864,780)	(2,864,780)	(4,702,050)	(4,702,050)
Number of Shares, Forfeited								(168,750)	(168,750)	(1,050,000)	(1,050,000)	(250,000)	(250,000)
Number of Shares, Unvested, Ending Balance								0	0	845,000	845,000	4,759,780	4,759,780
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested, Beginning Balance (US$ per share)								$ 1.07		$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Granted (US$ per share)								$ 0.00		$ 0.00		$ 0.00
Weighted-Average Grant-Date Fair Value, Vested (US$ per share)								$ 1.07		$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Forfeited (US$ per share)								$ 1.07		$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Unvested, Ending Balance (US$ per share)								$ 0.00		$ 1.07		$ 1.07
Recognized share-based compensation		8,571,000	53,181,000	16,723,000	6,759,000			(20,000)	(100,000)		(1,300,000)		3,700,000
Unrecognized share-based compensation									0
Total fair value of restricted share vested								$ 700,000		$ 3,100,000		$ 5,100,000
Fair value of restricted shares and restricted share units (US$ per share)														$ 1.07
Fair value of underlying ordinary shares (US$ per share)						$ 1.14